Annual Total Returns - Freedom 2050 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2050 Portfolio - VIP Freedom 2050 Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	17.64%
Annual Return 2013	26.44%
Annual Return 2014	5.01%
Annual Return 2015	(0.29%)
Annual Return 2016	6.84%
Annual Return 2017	23.52%
Annual Return 2018	(9.89%)
Annual Return 2019	28.51%
Annual Return 2020	19.28%
Annual Return 2021	17.83%